UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3010

Fidelity Advisor Series VII
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

For

Fidelity Advisor® Electronics Fund

October 31, 2014

1.809067.111

AFEL-QTLY-1214

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.1%
	Shares	Value
BIOTECHNOLOGY - 0.0%
Biotechnology - 0.0%
Arrowhead Research Corp. warrants 5/21/17 (a)	64,879	$ 1
COMMERCIAL SERVICES & SUPPLIES - 0.3%
Office Services & Supplies - 0.3%
West Corp.	7,683	245,856
COMMUNICATIONS EQUIPMENT - 4.6%
Communications Equipment - 4.6%
Finisar Corp. (a)	13,800	230,736
Juniper Networks, Inc.	14,400	303,408
QUALCOMM, Inc.	34,526	2,710,636
		3,244,780
ELECTRONIC EQUIPMENT & COMPONENTS - 3.7%
Electronic Components - 0.2%
Corning, Inc.	757	15,466
Knowles Corp. (a)	5,600	108,976
		124,442
Electronic Manufacturing Services - 3.1%
Jabil Circuit, Inc.	24,776	519,057
Multi-Fineline Electronix, Inc. (a)	2,199	22,320
Neonode, Inc. (a)	11,000	23,540
TE Connectivity Ltd.	3,600	220,068
TTM Technologies, Inc. (a)(d)	201,062	1,389,338
		2,174,323
Technology Distributors - 0.4%
Avnet, Inc.	7,000	302,750
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		2,601,515
INTERNET & CATALOG RETAIL - 0.0%
Internet Retail - 0.0%
Amazon.com, Inc. (a)	1	305
INTERNET SOFTWARE & SERVICES - 1.4%
Internet Software & Services - 1.4%
Cornerstone OnDemand, Inc. (a)	3,038	110,188
Google, Inc.:
Class A (a)	1,200	681,444
Class C (a)	5	2,795
Rackspace Hosting, Inc. (a)	600	23,016
Web.com Group, Inc. (a)	6,950	142,684
		960,127
IT SERVICES - 0.1%
Data Processing & Outsourced Services - 0.1%
EVERTEC, Inc.	2,459	55,819
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 77.6%
Semiconductor Equipment - 6.5%
Advanced Energy Industries, Inc. (a)	21,288	421,077

	Shares	Value
Amkor Technology, Inc. (a)	36,900	$ 250,182
Entegris, Inc. (a)	46,000	624,680
KLA-Tencor Corp.	4,900	387,835
Lam Research Corp.	28,781	2,240,889
PDF Solutions, Inc. (a)	30,353	393,678
Ultratech, Inc. (a)	14,500	277,385
		4,595,726
Semiconductors - 71.1%
Altera Corp.	75,599	2,598,338
Analog Devices, Inc.	48,926	2,427,708
Applied Micro Circuits Corp. (a)	10,038	64,946
Atmel Corp. (a)	163,579	1,213,756
Audience, Inc. (a)	15,725	58,654
Avago Technologies Ltd.	3,200	276,000
Broadcom Corp. Class A	138,801	5,812,986
Cypress Semiconductor Corp. (d)	127,846	1,266,954
Fairchild Semiconductor International, Inc. (a)	7,477	114,772
Freescale Semiconductor, Inc. (a)(d)	198,414	3,946,454
Himax Technologies, Inc. sponsored ADR	11,100	84,582
Hua Hong Semiconductor Ltd. (a)	43,000	60,628
Inphi Corp. (a)	30,086	465,731
Intel Corp.	188,678	6,416,942
Intersil Corp. Class A	121,337	1,612,569
MagnaChip Semiconductor Corp. (a)	38,836	432,245
Marvell Technology Group Ltd.	155,400	2,088,576
Maxim Integrated Products, Inc.	72,322	2,121,927
MaxLinear, Inc. Class A (a)	62,249	441,345
Micrel, Inc.	2,900	35,206
Microchip Technology, Inc.	32,200	1,388,142
Micron Technology, Inc. (a)	70,812	2,343,169
Motech Industries, Inc.	1	1
NVIDIA Corp.	60,523	1,182,619
NXP Semiconductors NV (a)	22,379	1,536,542
O2Micro International Ltd. sponsored ADR (a)	35,001	68,602
ON Semiconductor Corp. (a)	143,899	1,192,923
PMC-Sierra, Inc. (a)	133,447	1,039,552
RF Micro Devices, Inc. (a)(d)	65,436	851,322
Semtech Corp. (a)	59,219	1,502,978
Silicon Laboratories, Inc. (a)	4,900	223,391
Skyworks Solutions, Inc.	26	1,514
Spansion, Inc. Class A (a)	33,583	691,138
STMicroelectronics NV (NY Shares) unit	12,000	80,640
Texas Instruments, Inc.	84,618	4,202,130
Trident Microsystems, Inc. (a)	19	0
Xilinx, Inc.	46,436	2,065,473
		49,910,455
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		54,506,181
Common Stocks - continued
	Shares	Value
SOFTWARE - 0.5%
Application Software - 0.2%
Comverse, Inc. (a)	4,524	$ 98,623
SAP AG sponsored ADR	300	20,439
		119,062
Systems Software - 0.3%
CommVault Systems, Inc. (a)	4,500	199,530
Infoblox, Inc. (a)	1	16
		199,546
TOTAL SOFTWARE		318,608
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 4.9%
Technology Hardware, Storage & Peripherals - 4.9%
Samsung Electronics Co. Ltd.	2,983	3,453,738
TOTAL COMMON STOCKS (Cost $65,448,452)		65,386,930
Money Market Funds - 7.4%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	3,964,778	$ 3,964,778
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	1,264,603	1,264,603
TOTAL MONEY MARKET FUNDS (Cost $5,229,381)		5,229,381
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $70,677,833)		70,616,311
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(378,531)
NET ASSETS - 100%		$ 70,237,780
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 953
Fidelity Securities Lending Cash Central Fund	2,540
Total	$ 3,493
Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 65,386,930	$ 65,326,300	$ 60,630	$ -
Money Market Funds	5,229,381	5,229,381	-	-
Total Investments in Securities:	$ 70,616,311	$ 70,555,681	$ 60,630	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ -
Level 2 to Level 1	$ 2,307,248
Income Tax Information

At October 31, 2014, the cost of investment securities for income tax purposes was $70,939,041. Net unrealized depreciation aggregated $322,730, of which $2,915,885 related to appreciated investment securities and $3,238,615 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor ® Industrials Fund

October 31, 2014

1.809093.111

AFCY-QTLY-1214

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
AEROSPACE & DEFENSE - 24.6%
Aerospace & Defense - 24.6%
Alliant Techsystems, Inc.	135,994	$ 15,905,858
General Dynamics Corp.	168,362	23,530,273
Honeywell International, Inc.	413,933	39,787,240
L-3 Communications Holdings, Inc.	48,300	5,866,518
Teledyne Technologies, Inc. (a)	120,565	12,494,151
Textron, Inc.	371,378	15,423,328
The Boeing Co.	341,729	42,685,369
United Technologies Corp.	541,851	57,978,057
		213,670,794
AIR FREIGHT & LOGISTICS - 4.9%
Air Freight & Logistics - 4.9%
FedEx Corp.	255,288	42,735,211
AIRLINES - 4.5%
Airlines - 4.5%
American Airlines Group, Inc.	433,832	17,938,953
Delta Air Lines, Inc.	531,600	21,386,268
		39,325,221
BUILDING PRODUCTS - 3.4%
Building Products - 3.4%
A.O. Smith Corp.	335,342	17,890,496
Lennox International, Inc.	136,104	12,102,368
		29,992,864
COMMERCIAL SERVICES & SUPPLIES - 3.2%
Diversified Support Services - 1.4%
KAR Auction Services, Inc.	404,800	12,289,728
Environmental & Facility Services - 1.2%
Waste Connections, Inc.	211,800	10,568,820
Office Services & Supplies - 0.6%
West Corp.	163,400	5,228,800
TOTAL COMMERCIAL SERVICES & SUPPLIES		28,087,348
CONSTRUCTION & ENGINEERING - 4.1%
Construction & Engineering - 4.1%
AECOM Technology Corp. (a)	114,400	3,723,720
EMCOR Group, Inc.	236,441	10,434,141
Jacobs Engineering Group, Inc. (a)	265,000	12,574,250
Tutor Perini Corp. (a)	304,335	8,524,423
		35,256,534
CONSTRUCTION MATERIALS - 0.3%
Construction Materials - 0.3%
Caesarstone Sdot-Yam Ltd.	42,200	2,357,292
ELECTRICAL EQUIPMENT - 4.7%
Electrical Components & Equipment - 3.6%
Eaton Corp. PLC	168,660	11,534,657
EnerSys	49,923	3,135,164

	Shares	Value
Hubbell, Inc. Class B	56,926	$ 6,455,978
Rockwell Automation, Inc.	87,045	9,779,506
		30,905,305
Heavy Electrical Equipment - 1.1%
Babcock & Wilcox Co.	333,700	9,543,820
TOTAL ELECTRICAL EQUIPMENT		40,449,125
ENERGY EQUIPMENT & SERVICES - 0.4%
Oil & Gas Equipment & Services - 0.4%
Aspen Aerogels, Inc.	389,214	3,478,406
INDUSTRIAL CONGLOMERATES - 9.2%
Industrial Conglomerates - 9.2%
Danaher Corp.	703,932	56,596,133
General Electric Co.	910,948	23,511,568
		80,107,701
MACHINERY - 15.7%
Agricultural & Farm Machinery - 2.2%
Deere & Co. (d)	226,150	19,344,871
Construction Machinery & Heavy Trucks - 7.3%
Caterpillar, Inc.	296,353	30,053,158
Cummins, Inc.	122,009	17,835,276
Manitowoc Co., Inc.	740,256	15,426,935
		63,315,369
Industrial Machinery - 6.2%
Crane Co.	85,000	5,299,750
Flowserve Corp.	110,400	7,506,096
Global Brass & Copper Holdings, Inc.	106,540	1,491,560
Hyster-Yale Materials Handling Class A	46,100	3,618,389
IDEX Corp.	57,729	4,324,479
Pall Corp.	146,016	13,348,783
Valmont Industries, Inc. (d)	136,609	18,602,048
		54,191,105
TOTAL MACHINERY		136,851,345
OIL, GAS & CONSUMABLE FUELS - 2.2%
Oil & Gas Storage & Transport - 2.2%
Golar LNG Ltd.	169,200	9,493,812
Scorpio Tankers, Inc.	1,112,575	9,712,780
		19,206,592
PROFESSIONAL SERVICES - 9.8%
Human Resource & Employment Services - 2.7%
On Assignment, Inc. (a)	174,200	5,069,220
Towers Watson & Co.	162,284	17,898,302
		22,967,522
Research & Consulting Services - 7.1%
Corporate Executive Board Co.	150,000	11,055,000
Dun & Bradstreet Corp.	135,396	16,627,983
Huron Consulting Group, Inc. (a)	195,520	13,610,147
Common Stocks - continued
	Shares	Value
PROFESSIONAL SERVICES - CONTINUED
Research & Consulting Services - continued
Nielsen Holdings B.V.	208,112	$ 8,842,679
Verisk Analytics, Inc. (a)	191,744	11,955,238
		62,091,047
TOTAL PROFESSIONAL SERVICES		85,058,569
ROAD & RAIL - 11.3%
Railroads - 7.4%
CSX Corp.	418,800	14,921,844
Union Pacific Corp.	423,928	49,366,416
		64,288,260
Trucking - 3.9%
J.B. Hunt Transport Services, Inc.	304,784	24,312,620
Swift Transporation Co. (a)	396,700	9,798,490
		34,111,110
TOTAL ROAD & RAIL		98,399,370
TRADING COMPANIES & DISTRIBUTORS - 0.7%
Trading Companies & Distributors - 0.7%
WESCO International, Inc. (a)	72,020	5,935,168
TOTAL COMMON STOCKS (Cost $699,788,959)		860,911,540
Money Market Funds - 2.9%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	3,110,187	$ 3,110,187
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	22,307,300	22,307,300
TOTAL MONEY MARKET FUNDS (Cost $25,417,487)		25,417,487
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $725,206,446)		886,329,027
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(16,479,771)
NET ASSETS - 100%		$ 869,849,256
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,755
Fidelity Securities Lending Cash Central Fund	54,660
Total	$ 56,415
Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 860,911,540	$ 857,433,134	$ 3,478,406	$ -
Money Market Funds	25,417,487	25,417,487	-	-
Total Investments in Securities:	$ 886,329,027	$ 882,850,621	$ 3,478,406	$ -
Income Tax Information

At October 31, 2014, the cost of investment securities for income tax purposes was $726,517,386. Net unrealized appreciation aggregated $159,811,641, of which $171,967,356 related to appreciated investment securities and $12,155,715 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Utilities Fund

October 31, 2014

1.809068.111

AFUG-QTLY-1214

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.7%
Alternative Carriers - 0.7%
Level 3 Communications, Inc. (a)	45,133	$ 2,117,189
ELECTRIC UTILITIES - 41.6%
Electric Utilities - 41.6%
Edison International	214,702	13,436,051
Exelon Corp.	734,400	26,871,696
FirstEnergy Corp.	322,700	12,049,618
ITC Holdings Corp.	295,557	11,707,013
NextEra Energy, Inc.	370,240	37,105,451
NRG Yield, Inc. Class A (d)	142,810	7,136,216
OGE Energy Corp.	282,623	10,539,012
PPL Corp.	448,172	15,681,538
		134,526,595
GAS UTILITIES - 0.5%
Gas Utilities - 0.5%
National Fuel Gas Co.	21,200	1,467,676
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 9.9%
Independent Power Producers & Energy Traders - 9.9%
Black Hills Corp.	38,300	2,096,159
Calpine Corp. (a)	582,217	13,286,192
Dynegy, Inc. (a)	142,557	4,347,989
NRG Energy, Inc.	408,615	12,250,278
		31,980,618
MEDIA - 5.2%
Cable & Satellite - 5.2%
Comcast Corp. Class A	88,400	4,892,940
Time Warner Cable, Inc.	81,400	11,982,894
		16,875,834
MULTI-UTILITIES - 31.3%
Multi-Utilities - 31.3%
Dominion Resources, Inc.	474,799	33,853,169
MDU Resources Group, Inc.	106,287	2,995,168
NiSource, Inc.	370,463	15,581,674
PG&E Corp.	321,418	16,173,754
Sempra Energy	295,137	32,465,070
		101,068,835
OIL, GAS & CONSUMABLE FUELS - 5.9%
Oil & Gas Storage & Transport - 5.9%
Cheniere Energy Partners LP Holdings LLC	298,262	7,206,010

	Shares	Value
Cheniere Energy, Inc. (a)	43,344	$ 3,250,800
Energy Transfer Equity LP	92,919	5,422,753
Plains GP Holdings LP Class A	58,400	1,674,912
The Williams Companies, Inc.	29,300	1,626,443
		19,180,918
REAL ESTATE INVESTMENT TRUSTS - 1.4%
Specialized REITs - 1.4%
Crown Castle International Corp.	59,200	4,624,704
WIRELESS TELECOMMUNICATION SERVICES - 1.9%
Wireless Telecommunication Services - 1.9%
T-Mobile U.S., Inc. (a)	62,200	1,815,618
Telephone & Data Systems, Inc.	170,147	4,362,569
		6,178,187
TOTAL COMMON STOCKS (Cost $281,618,478)		318,020,556
Money Market Funds - 5.6%

Fidelity Cash Central Fund, 0.11% (b)	10,659,558	10,659,558
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	7,247,100	7,247,100
TOTAL MONEY MARKET FUNDS (Cost $17,906,658)		17,906,658
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $299,525,136)		335,927,214
NET OTHER ASSETS (LIABILITIES) - (4.0)%		(12,778,925)
NET ASSETS - 100%		$ 323,148,289
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 833
Fidelity Securities Lending Cash Central Fund	2,462
Total	$ 3,295
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2014, the cost of investment securities for income tax purposes was $299,888,174. Net unrealized appreciation aggregated $36,039,040, of which $38,246,480 related to appreciated investment securities and $2,207,440 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Health Care Fund

October 31, 2014

1.809075.111

AFHC-QTLY-1214

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
BIOTECHNOLOGY - 25.5%
Biotechnology - 25.5%
Acceleron Pharma, Inc. (a)	63,538	$ 2,349,635
Acorda Therapeutics, Inc. (a)	128,000	4,456,960
Actelion Ltd.	61,596	7,323,788
Alexion Pharmaceuticals, Inc. (a)	358,914	68,681,783
Alnylam Pharmaceuticals, Inc. (a)	77,520	7,189,205
Amgen, Inc.	466,596	75,672,539
Array BioPharma, Inc. (a)	527,600	1,894,084
Avalanche Biotechnologies, Inc. (a)(d)	33,985	1,219,382
BioCryst Pharmaceuticals, Inc. (a)	314,100	3,681,252
Biogen Idec, Inc. (a)	58,884	18,906,475
BioMarin Pharmaceutical, Inc. (a)	164,300	13,554,750
Celgene Corp. (a)	431,700	46,230,753
Celldex Therapeutics, Inc. (a)	56,600	948,050
Cubist Pharmaceuticals, Inc. (a)	310,997	22,481,973
Discovery Laboratories, Inc. (a)	797,500	1,459,425
Dyax Corp. (a)	308,100	3,811,197
Genomic Health, Inc. (a)(d)	116,554	4,235,572
Gilead Sciences, Inc. (a)	316,586	35,457,632
Innate Pharma SA (a)(d)	268,800	2,475,823
Insmed, Inc. (a)	270,606	3,839,899
Intercept Pharmaceuticals, Inc. (a)	44,621	11,529,620
Neurocrine Biosciences, Inc. (a)	460,664	8,531,497
NPS Pharmaceuticals, Inc. (a)	128,990	3,534,326
PTC Therapeutics, Inc. (a)	134,700	5,505,189
Puma Biotechnology, Inc. (a)	142,500	35,710,500
Swedish Orphan Biovitrum AB (a)	95,333	1,090,936
T2 Biosystems, Inc. (d)	83,700	1,351,755
Ultragenyx Pharma, Inc.	153,477	7,214,954
Vanda Pharmaceuticals, Inc. (a)	552,129	6,631,069
Vertex Pharmaceuticals, Inc. (a)	381,400	42,960,896
		449,930,919
DIVERSIFIED CONSUMER SERVICES - 0.2%
Specialized Consumer Services - 0.2%
Carriage Services, Inc.	163,935	3,272,143
HEALTH CARE EQUIPMENT & SUPPLIES - 17.0%
Health Care Equipment - 15.6%
Boston Scientific Corp. (a)	4,688,801	62,267,277
CONMED Corp.	208,618	8,759,870
Covidien PLC	414,580	38,323,775
Edwards Lifesciences Corp. (a)	157,053	18,990,849
HeartWare International, Inc. (a)	130,391	10,055,754
Lumenis Ltd. Class B	231,778	2,153,218
Medtronic, Inc.	1,032,000	70,341,120
NxStage Medical, Inc. (a)	440,500	6,677,980
PW Medtech Group Ltd. (a)	4,226,000	2,668,268
ResMed, Inc. (d)	100,900	5,268,998
Roka Bioscience, Inc.	124,300	1,107,513
Roka Bioscience, Inc. (a)	62,999	623,690
Steris Corp.	179,484	11,092,111

	Shares	Value
Volcano Corp. (a)	493,600	$ 4,995,232
Zeltiq Aesthetics, Inc. (a)	251,718	6,454,050
Zimmer Holdings, Inc.	217,800	24,228,072
		274,007,777
Health Care Supplies - 1.4%
Derma Sciences, Inc. (a)	212,595	1,934,615
Endologix, Inc. (a)	348,523	3,973,162
The Cooper Companies, Inc.	116,700	19,127,130
		25,034,907
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		299,042,684
HEALTH CARE PROVIDERS & SERVICES - 12.9%
Health Care Distributors & Services - 7.1%
Amplifon SpA	647,495	3,794,145
Cardinal Health, Inc.	381,400	29,932,272
EBOS Group Ltd.	735,852	5,489,320
McKesson Corp.	410,109	83,420,272
United Drug PLC (United Kingdom)	519,800	2,737,377
		125,373,386
Health Care Facilities - 2.5%
Brookdale Senior Living, Inc. (a)	177,270	5,975,772
HCA Holdings, Inc. (a)	269,200	18,857,460
Surgical Care Affiliates, Inc.	153,885	4,721,192
Universal Health Services, Inc. Class B	134,627	13,962,166
		43,516,590
Health Care Services - 0.8%
Air Methods Corp. (a)	310,285	14,654,761
Managed Health Care - 2.5%
Cigna Corp.	201,912	20,104,378
Humana, Inc.	112,137	15,570,222
UnitedHealth Group, Inc.	76,824	7,299,048
		42,973,648
TOTAL HEALTH CARE PROVIDERS & SERVICES		226,518,385
HEALTH CARE TECHNOLOGY - 4.1%
Health Care Technology - 4.1%
athenahealth, Inc. (a)(d)	114,243	13,994,768
Castlight Health, Inc.	336,800	4,213,368
Castlight Health, Inc. Class B (a)	6,800	85,068
Cerner Corp. (a)	641,696	40,645,025
HealthStream, Inc. (a)	97,512	3,018,972
Medidata Solutions, Inc. (a)	237,074	10,694,408
		72,651,609
INDUSTRIAL CONGLOMERATES - 1.9%
Industrial Conglomerates - 1.9%
Danaher Corp.	426,223	34,268,329
LIFE SCIENCES TOOLS & SERVICES - 4.3%
Life Sciences Tools & Services - 4.3%
Agilent Technologies, Inc.	998,300	55,186,024
Common Stocks - continued
	Shares	Value
LIFE SCIENCES TOOLS & SERVICES - CONTINUED
Life Sciences Tools & Services - continued
Bruker BioSciences Corp. (a)	358,953	$ 7,441,096
Illumina, Inc. (a)	66,789	12,862,226
		75,489,346
PHARMACEUTICALS - 30.6%
Pharmaceuticals - 30.6%
AbbVie, Inc.	286,253	18,165,615
Actavis PLC (a)	515,955	125,242,915
Allergan, Inc.	327,800	62,301,668
Avanir Pharmaceuticals, Inc. Class A (a)	948,100	12,268,414
Bristol-Myers Squibb Co.	375,503	21,850,520
Dechra Pharmaceuticals PLC	430,000	5,214,062
Endo Health Solutions, Inc. (a)	248,700	16,643,004
Jazz Pharmaceuticals PLC (a)	131,426	22,189,966
Mallinckrodt PLC (a)	369,600	34,069,728
Meda AB (A Shares)	310,300	4,076,177
Merck & Co., Inc.	314,733	18,235,630
Mylan, Inc. (a)	287,157	15,377,257
Pacira Pharmaceuticals, Inc. (a)	57,400	5,327,868
Perrigo Co. PLC	224,356	36,222,276
Prestige Brands Holdings, Inc. (a)	310,172	10,986,292
Salix Pharmaceuticals Ltd. (a)	89,329	12,849,977
Shire PLC sponsored ADR	264,700	52,887,060
Teva Pharmaceutical Industries Ltd. sponsored ADR	668,183	37,732,294
The Medicines Company (a)	238,641	6,042,390
TherapeuticsMD, Inc. (a)	782,550	3,474,522
UCB SA	89,700	7,237,922
Valeant Pharmaceuticals International (Canada) (a)	79,700	10,593,195
		538,988,752
PROFESSIONAL SERVICES - 0.4%
Human Resource & Employment Services - 0.4%
WageWorks, Inc. (a)	128,995	7,354,005
TOTAL COMMON STOCKS (Cost $1,300,859,535)		1,707,516,172
Convertible Preferred Stocks - 0.1%
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 0.1%
Health Care Services - 0.1%
1Life Healthcare, Inc. Series G (e) (Cost $2,121,583)	322,145	$ 2,235,686
Money Market Funds - 4.5%

Fidelity Cash Central Fund, 0.11% (b)	68,603,386	68,603,386
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	11,155,130	11,155,130
TOTAL MONEY MARKET FUNDS (Cost $79,758,516)		79,758,516
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $1,382,739,634)	1,789,510,374
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(26,817,989)
NET ASSETS - 100%	$ 1,762,692,385
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,235,686 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
1Life Healthcare, Inc. Series G	4/10/14	$ 2,121,583
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,480
Fidelity Securities Lending Cash Central Fund	37,630
Total	$ 47,110
Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,707,516,172	$ 1,703,740,391	$ 3,775,781	$ -
Convertible Preferred Stocks	2,235,686	-	-	2,235,686
Money Market Funds	79,758,516	79,758,516	-	-
Total Investments in Securities:	$ 1,789,510,374	$ 1,783,498,907	$ 3,775,781	$ 2,235,686
Income Tax Information

At October 31, 2014, the cost of investment securities for income tax purposes was $1,385,412,117. Net unrealized appreciation aggregated $404,098,257, of which $421,867,899 related to appreciated investment securities and $17,769,642 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Communications Equipment Fund

October 31, 2014

1.809086.111

AFDC-QTLY-1214

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.9%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 80.5%
Communications Equipment - 80.5%
ADTRAN, Inc.	2,800	$ 59,388
ADVA Optical Networking SE (a)	16,128	57,803
Alcatel-Lucent SA sponsored ADR	163,857	491,571
Aruba Networks, Inc. (a)	6,540	141,133
Ciena Corp. (a)(d)	8,400	140,784
Cisco Systems, Inc.	98,924	2,420,671
CommScope Holding Co., Inc.	3,100	66,774
Emulex Corp. (a)	3,900	22,074
F5 Networks, Inc. (a)	3,065	376,934
Finisar Corp. (a)	8,000	133,760
InterDigital, Inc.	2,800	138,404
Ixia (a)	15,100	145,413
JDS Uniphase Corp. (a)	17,200	231,512
Juniper Networks, Inc.	32,888	692,950
Motorola Solutions, Inc.	6,447	415,832
NETGEAR, Inc. (a)	4,400	149,776
Nokia Corp. sponsored ADR	104,520	864,380
Plantronics, Inc.	6,900	357,903
Polycom, Inc. (a)	18,599	243,275
Procera Networks, Inc. (a)	1,200	8,988
QUALCOMM, Inc.	30,481	2,393,063
Radware Ltd. (a)	15,200	288,648
Riverbed Technology, Inc. (a)	27,958	530,922
Ruckus Wireless, Inc. (a)	13,400	173,932
ShoreTel, Inc. (a)	7,300	59,057
Sonus Networks, Inc. (a)	45,300	157,191
Spirent Communications PLC	77,500	93,045
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	56,120	664,461
Transmode AB	4,400	32,773
ViaSat, Inc. (a)(d)	2,700	169,128
Wi-Lan, Inc.	15,100	49,974
		11,771,519
ELECTRICAL EQUIPMENT - 0.5%
Electrical Components & Equipment - 0.5%
General Cable Corp.	4,700	66,599
ELECTRONIC EQUIPMENT & COMPONENTS - 0.3%
Electronic Components - 0.3%
II-VI, Inc. (a)	2,700	36,423
HEALTH CARE TECHNOLOGY - 0.5%
Health Care Technology - 0.5%
Vocera Communications, Inc. (a)	7,200	74,520
INTERNET SOFTWARE & SERVICES - 2.7%
Internet Software & Services - 2.7%
Google, Inc.:
Class A (a)	299	169,793

	Shares	Value
Class C (a)	309	$ 172,756
Rackspace Hosting, Inc. (a)	600	23,016
Web.com Group, Inc. (a)	1,600	32,848
		398,413
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.9%
Semiconductors - 2.9%
Altera Corp.	7,200	247,464
Semtech Corp. (a)	3,600	91,368
Xilinx, Inc.	2,000	88,960
		427,792
SOFTWARE - 3.5%
Application Software - 0.8%
BroadSoft, Inc. (a)	3,900	89,310
Interactive Intelligence Group, Inc. (a)	700	33,782
		123,092
Systems Software - 2.7%
Infoblox, Inc. (a)	5,300	85,542
Oracle Corp.	4,400	171,820
Rovi Corp. (a)	3,600	75,168
Symantec Corp.	2,400	59,568
		392,098
TOTAL SOFTWARE		515,190
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 3.0%
Technology Hardware, Storage & Peripherals - 3.0%
BlackBerry Ltd. (a)(d)	26,300	276,150
QLogic Corp. (a)	6,800	80,308
Samsung Electronics Co. Ltd.	70	81,046
		437,504
TOTAL COMMON STOCKS (Cost $11,356,778)		13,727,960
Money Market Funds - 9.0%

Fidelity Cash Central Fund, 0.11% (b)	757,176	757,176
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	559,400	559,400
TOTAL MONEY MARKET FUNDS (Cost $1,316,576)		1,316,576
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $12,673,354)		15,044,536
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(418,760)
NET ASSETS - 100%		$ 14,625,776
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 247
Fidelity Securities Lending Cash Central Fund	500
Total	$ 747
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2014, the cost of investment securities for income tax purposes was $12,818,667. Net unrealized appreciation aggregated $2,225,869, of which $2,634,531 related to appreciated investment securities and $408,662 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Technology Fund

October 31, 2014

1.809103.111

AFTF-QTLY-1214

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value
AUTOMOBILES - 0.2%
Automobile Manufacturers - 0.2%
Tesla Motors, Inc. (a)	11,709	$ 2,830,065
CHEMICALS - 0.0%
Industrial Gases - 0.0%
Sodiff Advanced Materials Co. Ltd.	1,989	93,322
Specialty Chemicals - 0.0%
Nitto Denko Corp.	2,800	151,435
TOTAL CHEMICALS		244,757
COMMUNICATIONS EQUIPMENT - 3.6%
Communications Equipment - 3.6%
BYD Electronic International Co. Ltd.	325,000	386,644
Cisco Systems, Inc.	321,100	7,857,317
F5 Networks, Inc. (a)	15,664	1,926,359
Ixia (a)	300,465	2,893,478
Juniper Networks, Inc.	411,566	8,671,696
Palo Alto Networks, Inc. (a)	25,300	2,674,210
Procera Networks, Inc. (a)(d)	18,000	134,820
QUALCOMM, Inc.	119,500	9,381,945
Radware Ltd. (a)	307,410	5,837,716
Riverbed Technology, Inc. (a)	344,355	6,539,301
Sandvine Corp. (U.K.) (a)(e)	1,200	2,981
Spirent Communications PLC	4,724,788	5,672,462
		51,978,929
CONSTRUCTION MATERIALS - 0.0%
Construction Materials - 0.0%
Universal Cement Corp.	371,280	326,325
DIVERSIFIED CONSUMER SERVICES - 0.2%
Education Services - 0.0%
TAL Education Group ADR (a)	17,900	568,504
Specialized Consumer Services - 0.2%
LifeLock, Inc. (a)(d)	150,567	2,546,088
TOTAL DIVERSIFIED CONSUMER SERVICES		3,114,592
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.2%
Alternative Carriers - 0.2%
8x8, Inc. (a)	455,700	3,581,802
ELECTRICAL EQUIPMENT - 0.5%
Electrical Components & Equipment - 0.3%
Acuity Brands, Inc.	30,900	4,308,387
Zippy Technology Corp.	300,000	338,066
		4,646,453
Heavy Electrical Equipment - 0.2%
Mitsubishi Electric Corp.	226,000	2,913,999
TOTAL ELECTRICAL EQUIPMENT		7,560,452

	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - 5.8%
Electronic Components - 2.7%
Alps Electric Co. Ltd.	437,600	$ 7,448,464
Delta Electronics, Inc.	219,000	1,311,776
Iljin Materials Co. Ltd. (a)	8,820	64,440
Iriso Electronics Co. Ltd.	10,900	742,715
Japan Aviation Electronics Industry Ltd.	55,000	1,089,706
Largan Precision Co. Ltd.	19,000	1,332,656
Ledlink Optics, Inc.	753,405	1,217,518
OMRON Corp.	164,100	7,767,620
Partron Co. Ltd.	11,712	95,925
Samsung Electro-Mechanics Co. Ltd.	80,494	3,648,449
Samsung SDI Co. Ltd.	37,008	4,339,922
Sunny Optical Technology Group Co. Ltd.	1,336,100	2,162,104
TDK Corp.	26,600	1,509,873
Yageo Corp.	4,022,660	6,242,557
Yaskawa Electric Corp.	1,100	14,258
		38,987,983
Electronic Equipment & Instruments - 1.1%
Chroma ATE, Inc.	1,983,683	4,940,451
Cognex Corp. (a)	34,600	1,368,776
FEI Co.	3,700	311,836
PAX Global Technology Ltd. (a)	1,472,000	1,581,004
Posiflex Technologies, Inc.	20,100	90,464
TPK Holding Co. Ltd.	1,231,000	7,255,671
		15,548,202
Electronic Manufacturing Services - 1.6%
AIC, Inc.	87,000	429,008
Merry Electronics Co. Ltd.	163,000	658,160
TE Connectivity Ltd.	75,529	4,617,088
Trimble Navigation Ltd. (a)	656,696	17,638,855
		23,343,111
Technology Distributors - 0.4%
Digital China Holdings Ltd. (H Shares)	5,996,000	5,580,234
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		83,459,530
HEALTH CARE EQUIPMENT & SUPPLIES - 0.4%
Health Care Equipment - 0.4%
Intai Technology Corp.	439,000	2,233,278
PW Medtech Group Ltd. (a)	4,631,000	2,923,982
		5,157,260
HEALTH CARE PROVIDERS & SERVICES - 0.0%
Managed Health Care - 0.0%
HealthEquity, Inc. (a)	2,700	55,080
HEALTH CARE TECHNOLOGY - 1.5%
Health Care Technology - 1.5%
athenahealth, Inc. (a)(d)	71,794	8,794,765
Common Stocks - continued
	Shares	Value
HEALTH CARE TECHNOLOGY - CONTINUED
Health Care Technology - continued
M3, Inc.	268,400	$ 4,479,186
Medidata Solutions, Inc. (a)	181,800	8,200,998
		21,474,949
HOUSEHOLD DURABLES - 0.3%
Consumer Electronics - 0.3%
Skyworth Digital Holdings Ltd.	1,052,000	576,748
Sony Corp. sponsored ADR (d)	159,100	3,153,362
		3,730,110
INTERNET & CATALOG RETAIL - 3.2%
Internet Retail - 3.2%
ASOS PLC (a)	44,500	1,890,717
Ctrip.com International Ltd. sponsored ADR (a)	434,212	25,314,560
Groupon, Inc. Class A (a)(d)	1,272,200	9,299,782
HomeAway, Inc. (a)	2,990	104,351
InterPark INT Corp.	2,302	53,563
Jumei International Holding Ltd. sponsored ADR	3,100	83,452
MySale Group PLC	19,300	58,661
priceline.com, Inc. (a)	3,700	4,462,977
Qunar Cayman Islands Ltd. sponsored ADR	26,100	702,090
Travelport Worldwide Ltd.	23,000	332,350
TripAdvisor, Inc. (a)	5,648	500,752
Vipshop Holdings Ltd. ADR (a)(d)	3,300	756,657
zulily, Inc. Class A	68,276	2,483,881
		46,043,793
INTERNET SOFTWARE & SERVICES - 27.4%
Internet Software & Services - 27.4%
21Vianet Group, Inc. ADR (a)(d)	285,600	5,974,752
58.com, Inc. ADR (d)	152,600	6,038,382
Addcn Technology Co. Ltd.	7,000	67,321
Alibaba Group Holding Ltd. sponsored ADR	15,700	1,548,020
Amber Road, Inc. (a)	900	12,015
Autohome, Inc. ADR Class A	3,000	158,670
Baidu.com, Inc. sponsored ADR (a)	149,600	35,719,992
ChannelAdvisor Corp. (a)(d)	286,892	3,984,930
Constant Contact, Inc. (a)	43,000	1,520,480
Cornerstone OnDemand, Inc. (a)	265,332	9,623,592
Cvent, Inc. (a)	51,908	1,346,494
Demandware, Inc. (a)	107,406	6,438,990
E2open, Inc. (a)	145,926	852,208
eBay, Inc. (a)	205,000	10,762,500
eGain Communications Corp. (a)	64,050	262,605
Endurance International Group Holdings, Inc. (d)	574,800	9,553,176
Facebook, Inc. Class A (a)	969,111	72,673,634

	Shares	Value
Google, Inc.:
Class A (a)	114,687	$ 65,127,307
Class C (a)	112,597	62,950,731
Just Dial Ltd.	4,643	113,499
LinkedIn Corp. (a)	87,900	20,125,584
Marketo, Inc. (a)	87,813	2,833,726
NAVER Corp.	39,069	27,416,970
NIC, Inc.	59,508	1,096,732
Opower, Inc.	75,731	1,375,275
Q2 Holdings, Inc. (a)	37,900	571,911
Rackspace Hosting, Inc. (a)	33,439	1,282,720
Rocket Internet AG (a)	6,549	348,792
SciQuest, Inc. (a)	54,254	808,927
TelecityGroup PLC	411,532	5,072,415
Textura Corp. (a)	241,457	6,432,414
Trulia, Inc. (a)	2,500	116,625
Twitter, Inc.	489,000	20,278,830
Web.com Group, Inc. (a)	203,586	4,179,621
Yandex NV (a)	49,900	1,428,138
Yelp, Inc. (a)(d)	137,443	8,246,580
		396,344,558
IT SERVICES - 6.2%
Data Processing & Outsourced Services - 4.9%
Computer Sciences Corp.	100,500	6,070,200
DST Systems, Inc.	73,568	7,088,277
Euronet Worldwide, Inc. (a)	40,435	2,170,146
Fidelity National Information Services, Inc.	552,795	32,277,700
Global Payments, Inc.	30,100	2,423,050
NETELLER PLC (a)	751,050	5,295,412
Quindell PLC (d)	499,373	1,070,455
Total System Services, Inc.	338,653	11,443,085
Vantiv, Inc. (a)	109,600	3,388,832
		71,227,157
IT Consulting & Other Services - 1.3%
Cognizant Technology Solutions Corp. Class A (a)	207,694	10,145,852
EPAM Systems, Inc. (a)	48,061	2,294,432
Leidos Holdings, Inc.	4,100	149,937
Samsung SDS Co. Ltd. (a)	783	138,462
Science Applications International Corp.	31,200	1,525,992
Teradata Corp. (a)	8,500	359,720
Unisys Corp. (a)	143,100	3,669,084
Virtusa Corp. (a)	26,800	1,098,264
		19,381,743
TOTAL IT SERVICES		90,608,900
LEISURE PRODUCTS - 1.5%
Leisure Products - 1.5%
Bandai Namco Holdings, Inc.	181,300	4,499,460
Sega Sammy Holdings, Inc.	1,115,300	17,717,125
		22,216,585
Common Stocks - continued
	Shares	Value
MEDIA - 0.3%
Cable & Satellite - 0.3%
Naspers Ltd. Class N	30,545	$ 3,801,291
Publishing - 0.0%
NEXT Co. Ltd.	49,700	282,514
TOTAL MEDIA		4,083,805
PROFESSIONAL SERVICES - 0.9%
Human Resource & Employment Services - 0.3%
51job, Inc. sponsored ADR (a)	4,200	128,940
Paylocity Holding Corp. (a)(d)	62,700	1,536,150
WageWorks, Inc. (a)(d)	64,800	3,694,248
		5,359,338
Research & Consulting Services - 0.6%
ICF International, Inc. (a)	33,600	1,221,024
Verisk Analytics, Inc. (a)	112,868	7,037,320
		8,258,344
TOTAL PROFESSIONAL SERVICES		13,617,682
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.4%
Semiconductor Equipment - 0.7%
ASM Pacific Technology Ltd.	74,300	817,337
Nanometrics, Inc. (a)	9,409	127,398
Rubicon Technology, Inc. (a)(d)	595,067	2,636,147
SMA Solar Technology AG (a)(d)	57,483	1,427,730
SunEdison, Inc. (a)	132,800	2,590,928
Tessera Technologies, Inc.	214	6,503
Ultratech, Inc. (a)	121,600	2,326,208
Wonik IPS Co. Ltd. (a)	20,165	253,403
		10,185,654
Semiconductors - 5.7%
Atmel Corp. (a)	140,900	1,045,478
Audience, Inc. (a)	260,400	971,292
Broadcom Corp. Class A	52,422	2,195,433
Cree, Inc. (a)	77,145	2,428,525
Crystalwise Technology, Inc. (a)	227,371	179,753
EPISTAR Corp.	1,345,000	2,428,379
First Solar, Inc. (a)	131,100	7,721,790
Freescale Semiconductor, Inc. (a)	233,356	4,641,451
Genesis Photonics, Inc. (a)	2,474,066	1,224,540
Himax Technologies, Inc. sponsored ADR (d)	248,200	1,891,284
Hua Hong Semiconductor Ltd. (a)	4,271,000	6,021,911
Intermolecular, Inc. (a)	429,154	1,004,220
Intersil Corp. Class A	79,994	1,063,120
Lextar Electronics Corp.	437,000	364,162
M/A-COM Technology Solutions, Inc. (a)	93,200	2,049,468
MagnaChip Semiconductor Corp. (a)	114,554	1,274,986
Melexis NV	31,293	1,427,223
Mellanox Technologies Ltd. (a)(d)	177,452	7,948,075

	Shares	Value
Micrel, Inc.	47,000	$ 570,580
Micron Technology, Inc. (a)	4,500	148,905
Microsemi Corp. (a)	57,100	1,488,597
Monolithic Power Systems, Inc.	117,201	5,179,112
NXP Semiconductors NV (a)	32,586	2,237,355
On-Bright Electronics, Inc.	79,000	412,024
PixArt Imaging, Inc.	20,000	44,353
PMC-Sierra, Inc. (a)	198,000	1,542,420
Power Integrations, Inc.	28,500	1,435,260
Radiant Opto-Electronics Corp.	606,000	2,114,250
RF Micro Devices, Inc. (a)	144,511	1,880,088
Sanken Electric Co. Ltd.	167,000	1,311,621
Semiconductor Manufacturing International Corp. (a)	43,507,000	4,510,669
Semtech Corp. (a)	33,000	837,540
Seoul Semiconductor Co. Ltd.	276,294	4,718,711
Silicon Laboratories, Inc. (a)	57,300	2,612,307
Spansion, Inc. Class A (a)	61,700	1,269,786
SunEdison Semiconductor Ltd.	31,700	615,931
TriQuint Semiconductor, Inc. (a)	179,200	3,876,096
YoungTek Electronics Corp.	341	653
		82,687,348
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		92,873,002
SOFTWARE - 16.5%
Application Software - 9.7%
Adobe Systems, Inc. (a)	488,216	34,233,706
ANSYS, Inc. (a)	18,275	1,435,684
Aspen Technology, Inc. (a)	116,721	4,310,507
Autodesk, Inc. (a)	170,600	9,816,324
Broadleaf Co. Ltd.	28,600	452,027
BroadSoft, Inc. (a)	181,135	4,147,992
Callidus Software, Inc. (a)	58,300	821,447
Citrix Systems, Inc. (a)	145,115	9,320,736
Guidewire Software, Inc. (a)	190	9,489
Informatica Corp. (a)	163,500	5,830,410
Interactive Intelligence Group, Inc. (a)	172,760	8,337,398
Intuit, Inc.	186,700	16,431,467
Jive Software, Inc. (a)	50,998	311,598
Kingdee International Software Group Co. Ltd. (a)	22,673,800	7,438,629
Linx SA	25,000	519,391
MicroStrategy, Inc. Class A (a)	50,430	8,113,178
Open Text Corp.	2,500	138,082
Paycom Software, Inc.	900	15,975
PROS Holdings, Inc. (a)	17,933	501,765
Qlik Technologies, Inc. (a)	207,000	5,868,450
salesforce.com, Inc. (a)	279,999	17,917,136
SolarWinds, Inc. (a)	15,933	757,614
Splunk, Inc. (a)	35,896	2,372,008
Ultimate Software Group, Inc. (a)	76	11,439
Workday, Inc. Class A (a)	1,303	124,410
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Application Software - continued
Yodlee, inc.	11,000	$ 152,130
Zendesk, Inc.	43,500	1,131,000
		140,519,992
Home Entertainment Software - 1.4%
Activision Blizzard, Inc.	233,170	4,651,742
Devsisters Co. Ltd. (a)	8,425	329,333
Nintendo Co. Ltd.	117,000	12,610,026
Nintendo Co. Ltd. ADR	104,000	1,421,680
Ourgame International Holdings Ltd.	3,041,000	1,547,028
		20,559,809
Systems Software - 5.4%
Allot Communications Ltd. (a)	288,719	3,297,171
CommVault Systems, Inc. (a)	17,100	758,214
Fleetmatics Group PLC (a)	307,158	11,407,848
Imperva, Inc. (a)	19,200	786,624
Infoblox, Inc. (a)	44,700	721,458
Microsoft Corp.	195,700	9,188,115
NetSuite, Inc. (a)(d)	134,577	14,623,137
Oracle Corp.	274,600	10,723,130
Progress Software Corp. (a)	56,600	1,465,940
Red Hat, Inc. (a)	286,548	16,883,408
ServiceNow, Inc. (a)	107,095	7,274,963
Tableau Software, Inc. (a)	3,300	272,547
Varonis Systems, Inc. (d)	900	17,532
		77,420,087
TOTAL SOFTWARE		238,499,888
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 19.3%
Technology Hardware, Storage & Peripherals - 19.3%
Apple, Inc.	1,889,329	204,047,529
BlackBerry Ltd. (a)	1,486	15,603
Cray, Inc. (a)	314,346	10,895,232
EMC Corp.	121,700	3,496,441
Hewlett-Packard Co.	651,200	23,365,056
Lite-On Technology Corp.	2,126,664	2,979,944
NEC Corp.	3,009,000	10,640,962
Nimble Storage, Inc. (d)	53,400	1,461,024
Samsung Electronics Co. Ltd.	17,515	20,278,991
Silicon Graphics International Corp. (a)	166,658	1,446,591
Stratasys Ltd. (a)	5,600	674,016
		279,301,389
WIRELESS TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
RingCentral, Inc. (a)	354,000	4,651,560
TOTAL COMMON STOCKS (Cost $1,240,149,574)		1,371,755,013
Convertible Preferred Stocks - 0.3%
	Shares	Value
INTERNET SOFTWARE & SERVICES - 0.3%
Internet Software & Services - 0.3%
Uber Technologies, Inc. 8.00% (f)	58,016	$ 3,600,020
IT SERVICES - 0.0%
Data Processing & Outsourced Services - 0.0%
Nutanix, Inc. Series E (f)	39,963	535,364
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,135,384)		4,135,384
Money Market Funds - 8.4%

Fidelity Cash Central Fund, 0.11% (b)	55,330,608	55,330,608
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	66,438,923	66,438,923
TOTAL MONEY MARKET FUNDS (Cost $121,769,531)		121,769,531
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $1,366,054,489)		1,497,659,928
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(49,135,881)
NET ASSETS - 100%		$ 1,448,524,047
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) A portion of the security sold on a delayed delivery basis.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,135,385 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Nutanix, Inc. Series E	8/26/14	$ 535,364
Uber Technologies, Inc. 8.00%	6/6/14	$ 3,600,020
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,060
Fidelity Securities Lending Cash Central Fund	239,893
Total	$ 250,953
Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,371,755,013	$ 1,228,272,924	$ 143,482,089	$ -
Convertible Preferred Stocks	4,135,384	-	-	4,135,384
Money Market Funds	121,769,531	121,769,531	-	-
Total Investments in Securities:	$ 1,497,659,928	$ 1,350,042,455	$ 143,482,089	$ 4,135,384

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ -
Level 2 to Level 1	$ 35,083,477
Income Tax Information

At October 31, 2014, the cost of investment securities for income tax purposes was $1,369,780,250. Net unrealized appreciation aggregated $127,879,678, of which $194,622,123 related to appreciated investment securities and $66,742,445 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Energy Fund

October 31, 2014

1.809101.111

ANR-QTLY-1214

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
ENERGY EQUIPMENT & SERVICES - 22.8%
Oil & Gas Drilling - 1.0%
Ocean Rig UDW, Inc. (United States)	108,900	$ 1,497,375
Odfjell Drilling A/S	567,856	1,675,377
Vantage Drilling Co. (a)	1,887,530	1,826,185
Xtreme Drilling & Coil Services Corp. (a)	813,202	2,243,963
		7,242,900
Oil & Gas Equipment & Services - 21.8%
C&J Energy Services, Inc. (a)	37,300	720,263
Dril-Quip, Inc. (a)	61,691	5,549,105
FMC Technologies, Inc. (a)	319,206	17,888,304
Halliburton Co.	789,714	43,544,830
Oceaneering International, Inc.	253,673	17,825,602
Schlumberger Ltd.	682,509	67,336,338
Total Energy Services, Inc.	53,200	924,232
Weatherford International Ltd. (a)	676,000	11,099,920
		164,888,594
TOTAL ENERGY EQUIPMENT & SERVICES		172,131,494
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.3%
Renewable Electricity - 0.3%
NextEra Energy Partners LP	65,100	2,380,056
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.6%
Independent Power Producers & Energy Traders - 0.6%
Dynegy, Inc. (a)	151,622	4,624,471
OIL, GAS & CONSUMABLE FUELS - 73.6%
Coal & Consumable Fuels - 0.5%
Peabody Energy Corp. (d)	341,918	3,566,205
Integrated Oil & Gas - 24.5%
BG Group PLC	639,800	10,662,927
Chevron Corp.	486,109	58,308,775
Exxon Mobil Corp.	1,149,461	111,164,371
Imperial Oil Ltd.	111,800	5,379,454
		185,515,527
Oil & Gas Exploration & Production - 31.6%
Anadarko Petroleum Corp.	339,083	31,121,038
Bankers Petroleum Ltd. (a)	549,000	2,109,197
Bonanza Creek Energy, Inc. (a)	139,125	6,294,015
BPZ Energy, Inc. (a)	590,800	732,592
Canadian Natural Resources Ltd.	118,800	4,145,694
Cimarex Energy Co.	261,147	29,684,579
Concho Resources, Inc. (a)	185,500	20,225,065
ConocoPhillips Co.	262,436	18,934,757
Continental Resources, Inc. (a)(d)	152,230	8,581,205

	Shares	Value
Diamondback Energy, Inc. (a)	11,700	$ 800,748
Energy XXI (Bermuda) Ltd.	225,900	1,737,171
EOG Resources, Inc.	511,086	48,578,724
Evolution Petroleum Corp.	60,495	572,283
Kodiak Oil & Gas Corp. (a)	779,263	8,408,248
Kosmos Energy Ltd. (a)	195,100	1,820,283
Memorial Resource Development Corp.	148,800	4,030,992
Newfield Exploration Co. (a)	24,900	811,989
Noble Energy, Inc.	431,908	24,890,858
Northern Oil & Gas, Inc. (a)	203,193	2,296,081
PDC Energy, Inc. (a)	92,088	4,026,087
Peyto Exploration & Development Corp. (d)	50,600	1,428,141
Pioneer Natural Resources Co.	48,316	9,134,623
SM Energy Co.	12,200	686,860
Synergy Resources Corp. (a)	115,015	1,402,033
TAG Oil Ltd. (a)	446,700	630,188
Whiting Petroleum Corp. (a)	109,643	6,714,537
		239,797,988
Oil & Gas Refining & Marketing - 5.8%
Alon U.S.A. Energy, Inc.	50,100	803,604
CVR Refining, LP	33,873	821,082
Delek U.S. Holdings, Inc.	21,600	732,024
Marathon Petroleum Corp.	34,052	3,095,327
Phillips 66 Co.	180,523	14,171,056
Tesoro Corp.	65,800	4,698,778
Valero Energy Corp.	364,826	18,274,134
World Fuel Services Corp.	40,833	1,683,953
		44,279,958
Oil & Gas Storage & Transport - 11.2%
Cheniere Energy, Inc. (a)	105,300	7,897,500
Dominion Midstream Partners LP	25,801	770,160
Enable Midstream Partners LP	42,900	1,036,464
EQT Midstream Partners LP	31,400	2,781,412
Golar LNG Ltd.	120,000	6,733,200
Kinder Morgan Holding Co. LLC (d)	489,700	18,951,390
Magellan Midstream Partners LP	32,034	2,622,624
MPLX LP	84,794	5,654,064
ONEOK, Inc.	34,200	2,015,748
Phillips 66 Partners LP	92,269	6,430,227
Plains GP Holdings LP Class A	48,700	1,396,716
SemGroup Corp. Class A	25,600	1,964,800
Targa Resources Corp.	68,332	8,789,545
The Williams Companies, Inc.	188,000	10,435,880
Valero Energy Partners LP	166,343	7,102,846
		84,582,576
TOTAL OIL, GAS & CONSUMABLE FUELS		557,742,254
TOTAL COMMON STOCKS (Cost $680,021,461)		736,878,275
Money Market Funds - 7.2%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	22,548,154	$ 22,548,154
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	32,276,227	32,276,227
TOTAL MONEY MARKET FUNDS (Cost $54,824,381)		54,824,381
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $734,845,842)	791,702,656
NET OTHER ASSETS (LIABILITIES) - (4.5)%	(34,095,356)
NET ASSETS - 100%	$ 757,607,300
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,135
Fidelity Securities Lending Cash Central Fund	21,700
Total	$ 23,835
Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 736,878,275	$ 726,215,348	$ 10,662,927	$ -
Money Market Funds	54,824,381	54,824,381	-	-
Total Investments in Securities:	$ 791,702,656	$ 781,039,729	$ 10,662,927	$ -
Income Tax Information

At October 31, 2014, the cost of investment securities for income tax purposes was $736,006,141. Net unrealized appreciation aggregated $55,696,515, of which $100,636,835 related to appreciated investment securities and $44,940,320 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Consumer Discretionary Fund

October 31, 2014

1.809085.111

AFCI-QTLY-1214

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
AUTO COMPONENTS - 4.1%
Auto Parts & Equipment - 4.1%
Delphi Automotive PLC	41,284	$ 2,847,770
Tenneco, Inc. (a)	31,900	1,670,284
		4,518,054
AUTOMOBILES - 0.7%
Automobile Manufacturers - 0.7%
Tata Motors Ltd. (a)	93,448	816,421
BEVERAGES - 1.2%
Distillers & Vintners - 0.3%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	4,000	366,160
Soft Drinks - 0.9%
Monster Beverage Corp. (a)	9,800	988,624
TOTAL BEVERAGES		1,354,784
COMMERCIAL SERVICES & SUPPLIES - 1.5%
Diversified Support Services - 1.5%
KAR Auction Services, Inc.	53,524	1,624,989
FOOD PRODUCTS - 1.5%
Packaged Foods & Meats - 1.5%
Associated British Foods PLC	10,300	453,774
Keurig Green Mountain, Inc.	8,200	1,244,350
		1,698,124
HOTELS, RESTAURANTS & LEISURE - 16.4%
Casinos & Gaming - 2.7%
Las Vegas Sands Corp.	27,600	1,718,376
Wynn Resorts Ltd.	6,700	1,273,067
		2,991,443
Hotels, Resorts & Cruise Lines - 4.2%
China Lodging Group Ltd. ADR (a)	1,900	52,231
Marriott International, Inc. Class A	20,950	1,586,963
Wyndham Worldwide Corp.	38,386	2,981,441
		4,620,635
Restaurants - 9.5%
Buffalo Wild Wings, Inc. (a)	3,200	477,696
Domino's Pizza, Inc.	8,200	728,078
Fiesta Restaurant Group, Inc. (a)	23,800	1,312,570
Jubilant Foodworks Ltd. (a)	32,997	675,756
McDonald's Corp.	4,877	457,121
Ruth's Hospitality Group, Inc.	100,800	1,226,736
Starbucks Corp.	49,200	3,717,552
Texas Roadhouse, Inc. Class A	49,841	1,438,910
Yum! Brands, Inc.	6,394	459,281
		10,493,700
TOTAL HOTELS, RESTAURANTS & LEISURE		18,105,778

	Shares	Value
HOUSEHOLD DURABLES - 2.8%
Homebuilding - 1.6%
KB Home	9,756	$ 153,559
Lennar Corp. Class A	19,400	835,752
PulteGroup, Inc.	39,300	754,167
		1,743,478
Household Appliances - 1.2%
Whirlpool Corp.	7,800	1,341,990
TOTAL HOUSEHOLD DURABLES		3,085,468
INTERNET & CATALOG RETAIL - 6.2%
Internet Retail - 6.2%
Amazon.com, Inc. (a)	3,500	1,069,110
HomeAway, Inc. (a)	16,800	586,320
Ocado Group PLC (a)(d)	138,500	551,016
priceline.com, Inc. (a)	3,830	4,619,784
Wayfair, Inc.	300	7,530
		6,833,760
INTERNET SOFTWARE & SERVICES - 0.3%
Internet Software & Services - 0.3%
Alibaba Group Holding Ltd. sponsored ADR	3,700	364,820
LEISURE PRODUCTS - 1.3%
Leisure Products - 1.3%
Brunswick Corp.	30,900	1,446,120
MEDIA - 28.5%
Advertising - 0.1%
MDC Partners, Inc. Class A (sub. vtg.)	4,300	89,010
Broadcasting - 2.4%
ITV PLC	839,729	2,726,928
Cable & Satellite - 14.5%
Cablevision Systems Corp. - NY Group Class A (d)	41,400	770,868
Comcast Corp. Class A	93,400	5,169,690
DIRECTV (a)	30,352	2,634,250
Naspers Ltd. Class N	21,500	2,675,651
Sirius XM Holdings, Inc. (a)(d)	352,200	1,208,046
Time Warner Cable, Inc.	24,220	3,565,426
		16,023,931
Movies & Entertainment - 11.5%
The Walt Disney Co.	97,306	8,891,821
Time Warner, Inc.	27,600	2,193,372
Twenty-First Century Fox, Inc. Class A	47,733	1,645,834
		12,731,027
TOTAL MEDIA		31,570,896
MULTILINE RETAIL - 0.8%
General Merchandise Stores - 0.8%
B&M European Value Retail S.A.	95,439	379,776
Common Stocks - continued
	Shares	Value
MULTILINE RETAIL - CONTINUED
General Merchandise Stores - continued
Dollar Tree, Inc. (a)	3,749	$ 227,077
Don Quijote Holdings Co. Ltd.	4,700	281,605
		888,458
SPECIALTY RETAIL - 22.8%
Apparel Retail - 9.6%
Foot Locker, Inc.	39,451	2,209,651
L Brands, Inc.	55,900	4,031,508
TJX Companies, Inc.	69,408	4,394,915
		10,636,074
Automotive Retail - 4.1%
AutoZone, Inc. (a)	4,200	2,324,784
O'Reilly Automotive, Inc. (a)	12,400	2,180,912
		4,505,696
Home Improvement Retail - 6.9%
Home Depot, Inc.	73,660	7,183,323
Lumber Liquidators Holdings, Inc. (a)(d)	8,500	457,045
		7,640,368
Specialty Stores - 2.2%
Tiffany & Co., Inc.	17,355	1,668,163
World Duty Free SpA (a)	87,693	742,324
		2,410,487
TOTAL SPECIALTY RETAIL		25,192,625
TEXTILES, APPAREL & LUXURY GOODS - 10.9%
Apparel, Accessories & Luxury Goods - 7.0%
Compagnie Financiere Richemont SA Series A	11,973	1,007,342
G-III Apparel Group Ltd. (a)	11,800	936,330
PVH Corp.	28,623	3,273,040
Ralph Lauren Corp.	8,225	1,355,809
VF Corp.	17,304	1,171,135
		7,743,656

	Shares	Value
Footwear - 3.9%
NIKE, Inc. Class B	45,917	$ 4,268,903
TOTAL TEXTILES, APPAREL & LUXURY GOODS		12,012,559
TOTAL COMMON STOCKS (Cost $94,812,591)		109,512,856
Money Market Funds - 4.2%

Fidelity Cash Central Fund, 0.11% (b)	1,656,677	1,656,677
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	2,948,586	2,948,586
TOTAL MONEY MARKET FUNDS (Cost $4,605,263)		4,605,263
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $99,417,854)		114,118,119
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(3,492,551)
NET ASSETS - 100%		$ 110,625,568
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 311
Fidelity Securities Lending Cash Central Fund	725
Total	$ 1,036
Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 109,512,856	$ 107,739,074	$ 1,773,782	$ -
Money Market Funds	4,605,263	4,605,263	-	-
Total Investments in Securities:	$ 114,118,119	$ 112,344,337	$ 1,773,782	$ -
Income Tax Information

At October 31, 2014, the cost of investment securities for income tax purposes was $99,630,231. Net unrealized appreciation aggregated $14,487,888, of which $17,166,996 related to appreciated investment securities and $2,679,108 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Biotechnology Fund

October 31, 2014

1.809084.111

AFBT-QTLY-1214

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
BIOTECHNOLOGY - 92.5%
Biotechnology - 92.5%
ACADIA Pharmaceuticals, Inc. (a)(d)	419,186	$ 11,611,452
Acceleron Pharma, Inc. (a)	504,023	18,638,771
Achillion Pharmaceuticals, Inc. (a)	985,172	11,575,771
Acorda Therapeutics, Inc. (a)	652,853	22,732,341
Actelion Ltd.	71,603	8,513,624
Adamas Pharmaceuticals, Inc.	269,193	4,099,809
ADMA Biologics, Inc.	50,300	591,025
Aegerion Pharmaceuticals, Inc. (a)(d)	501,367	10,122,600
Agenus, Inc. (a)	9,425	28,087
Agenus, Inc. warrants 1/9/18 (a)	452,000	4,127
Agios Pharmaceuticals, Inc. (a)	17,087	1,435,821
Akebia Therapeutics, Inc. (a)	98,877	1,281,446
Alder Biopharmaceuticals, Inc. (d)	60,509	1,083,716
Aldeyra Therapeutics, Inc. (d)(g)	278,295	1,920,236
Alexion Pharmaceuticals, Inc. (a)	503,799	96,406,977
Alkermes PLC (a)	327,741	16,567,308
Alnylam Pharmaceuticals, Inc. (a)	187,161	17,357,311
AMAG Pharmaceuticals, Inc. (a)	118,935	3,926,044
Amgen, Inc.	320,517	51,981,447
Anacor Pharmaceuticals, Inc. (a)(d)	246,113	7,238,183
Applied Genetic Technologies Corp.	146,508	2,944,811
Ardelyx, Inc.	249,284	5,466,798
ARIAD Pharmaceuticals, Inc. (a)(d)	815,995	4,863,330
Array BioPharma, Inc. (a)	378,104	1,357,393
Arrowhead Research Corp. (a)(d)	347,955	2,268,667
Asterias Biotherapeutics, Inc. (a)(d)	115,938	486,940
Atara Biotherapeutics, Inc.	230,100	4,413,318
Auspex Pharmaceuticals, Inc.	195,353	5,294,066
Avalanche Biotechnologies, Inc.	89,832	2,900,855
Avalanche Biotechnologies, Inc. (a)(d)	32,579	1,168,935
BioCryst Pharmaceuticals, Inc. (a)	168,200	1,971,304
Biogen Idec, Inc. (a)	117,409	37,697,682
BioMarin Pharmaceutical, Inc. (a)	546,637	45,097,553
Bionovo, Inc. warrants 2/2/16 (a)	56,850	1
Bluebird Bio, Inc. (a)	23,249	976,226
Calithera Biosciences, Inc.	353,800	3,332,796
Cara Therapeutics, Inc.	106,388	958,556
Catalyst Pharmaceutical Partners, Inc.:
warrants 5/2/17 (a)	8,557	15,444
warrants 5/30/17 (a)	17,900	35,993
Celgene Corp. (a)	1,358,711	145,504,361
Cell Therapeutics, Inc. warrants 7/6/16 (a)	46,404	113
Celldex Therapeutics, Inc. (a)(d)	415,302	6,956,309
Cellectar Biosciences, Inc. (a)	334	765
Cepheid, Inc. (a)	51,400	2,724,714
Cerulean Pharma, Inc.	530,000	2,570,500
Chimerix, Inc. (a)(d)	169,765	5,269,506
Clovis Oncology, Inc. (a)(d)	140,534	8,384,258
CTI BioPharma Corp. (a)(d)	464,007	1,132,177

	Shares	Value
Cubist Pharmaceuticals, Inc. (a)	262,881	$ 19,003,667
Cytokinetics, Inc. (a)	67,916	249,252
Cytokinetics, Inc. warrants 6/25/17 (a)	244,500	18,738
Dicerna Pharmaceuticals, Inc.	45,606	427,328
Dyax Corp. (a)	1,096,505	13,563,767
Eleven Biotherapeutics, Inc. (d)	123,940	1,308,806
Emergent BioSolutions, Inc. (a)	146,555	3,315,074
Enanta Pharmaceuticals, Inc. (a)	140,822	6,055,346
Epizyme, Inc. (a)(d)	1,033,471	27,417,986
Esperion Therapeutics, Inc. (a)(d)	141,411	4,136,272
Exact Sciences Corp. (a)(d)	364,159	8,765,307
Exelixis, Inc. (a)(d)	263,845	448,537
Fate Therapeutics, Inc.	145,502	679,494
Fibrocell Science, Inc. (a)	279,800	783,440
Forward Pharma A/S sponsored ADR	23,100	501,039
Foundation Medicine, Inc. (a)	159,200	4,120,096
Genmab A/S (a)	297,851	12,983,184
Genocea Biosciences, Inc.	97,479	855,866
Genomic Health, Inc. (a)(d)	54,120	1,966,721
Geron Corp. (a)(d)	2,782,517	6,205,013
Gilead Sciences, Inc. (a)	2,341,830	262,284,950
Halozyme Therapeutics, Inc. (a)(d)	410,617	3,950,136
Hyperion Therapeutics, Inc. (a)	291,271	7,077,885
Ignyta, Inc. (a)	237,700	1,644,884
Immune Design Corp. (a)	164,800	5,107,152
ImmunoGen, Inc. (a)(d)	184,438	1,707,896
Immunomedics, Inc. (a)(d)	616,759	2,436,198
Incyte Corp. (a)	475,896	31,913,586
Infinity Pharmaceuticals, Inc. (a)	344,634	4,693,915
Insys Therapeutics, Inc. (a)(d)	166,692	6,780,197
Intercept Pharmaceuticals, Inc. (a)(d)	168,060	43,425,023
Intrexon Corp. (a)(d)	109,008	2,433,059
Ironwood Pharmaceuticals, Inc. Class A (a)	670,651	9,402,527
Isis Pharmaceuticals, Inc. (a)(d)	355,594	16,378,660
KaloBios Pharmaceuticals, Inc. (a)	165,702	285,007
Karyopharm Therapeutics, Inc. (d)	555,874	22,835,304
Keryx Biopharmaceuticals, Inc. (a)(d)	531,124	8,949,439
Kite Pharma, Inc. (d)	82,380	3,047,236
KYTHERA Biopharmaceuticals, Inc. (a)(d)	219,330	7,731,383
La Jolla Pharmaceutical Co. (a)(d)	189,944	2,087,485
Lexicon Pharmaceuticals, Inc. (a)	1,437,492	2,084,363
Ligand Pharmaceuticals, Inc. Class B (a)	96,025	5,307,302
Lion Biotechnologies, Inc. (a)	272,346	1,740,291
Macrogenics, Inc.	461,857	9,832,936
MannKind Corp. (a)(d)	1,151,662	6,921,489
Medivation, Inc. (a)	431,077	45,564,839
Merrimack Pharmaceuticals, Inc. (a)	60,200	552,034
MiMedx Group, Inc. (a)(d)	250,413	2,549,204
Minerva Neurosciences, Inc.	228,600	1,001,268
Mirati Therapeutics, Inc. (a)	22,000	368,940
Momenta Pharmaceuticals, Inc. (a)	121,037	1,320,514
Myriad Genetics, Inc. (a)(d)	195,057	7,702,801
Common Stocks - continued
	Shares	Value
BIOTECHNOLOGY - CONTINUED
Biotechnology - continued
Neurocrine Biosciences, Inc. (a)	624,728	$ 11,569,963
NewLink Genetics Corp. (a)(d)	252,479	8,243,439
Novavax, Inc. (a)(d)	2,301,331	12,887,454
Novelos Therapeutics, Inc. warrants 12/6/16 (a)	137,600	98
NPS Pharmaceuticals, Inc. (a)	439,525	12,042,985
OncoMed Pharmaceuticals, Inc. (a)(d)	120,434	2,501,414
Ophthotech Corp. (a)(d)	633,237	26,418,648
Opko Health, Inc. (a)(d)	586,151	4,894,361
Oragenics, Inc. (a)	250,308	262,823
Orexigen Therapeutics, Inc. (a)(d)	1,458,972	5,923,426
Organovo Holdings, Inc. (a)(d)	194,083	1,269,303
Osiris Therapeutics, Inc. (a)(d)	203,971	2,780,125
OvaScience, Inc. (a)	96,100	1,876,833
Paratek Pharmaceuticals, Inc.	399,100	5,836,838
Pharmacyclics, Inc. (a)	175,923	22,987,858
PolyMedix, Inc. warrants 4/10/16 (a)	163,833	2
Portola Pharmaceuticals, Inc. (a)	418,182	11,918,187
Progenics Pharmaceuticals, Inc. (a)(d)	793,543	3,832,813
ProQR Therapeutics BV (a)	11,500	147,545
ProQR Therapeutics BV	237,916	2,747,216
Prosensa Holding BV (a)(d)	151,216	1,782,837
Proteon Therapeutics, Inc.	137,500	1,375,000
Prothena Corp. PLC (a)	98,734	2,165,237
PTC Therapeutics, Inc. (a)	233,912	9,559,983
Puma Biotechnology, Inc. (a)	219,658	55,046,295
Radius Health, Inc. (a)(d)	299,759	5,518,563
Raptor Pharmaceutical Corp. (a)(d)	228,373	2,194,665
Receptos, Inc. (a)	287,177	29,765,896
Regeneron Pharmaceuticals, Inc. (a)	227,100	89,413,812
Regulus Therapeutics, Inc. (a)(d)	251,491	5,019,760
Repligen Corp. (a)	317,885	8,017,060
Rigel Pharmaceuticals, Inc. (a)	643,465	1,274,061
Sage Therapeutics, Inc. (a)(d)	230,161	9,003,898
Sage Therapeutics, Inc.	25,896	911,746
Sangamo Biosciences, Inc. (a)(d)	657,868	7,986,518
Sarepta Therapeutics, Inc. (a)(d)	160,901	2,601,769
Seattle Genetics, Inc. (a)(d)	196,850	7,218,490
Sophiris Bio, Inc. (a)	141,653	373,964
Spectrum Pharmaceuticals, Inc. (a)(d)	338,247	2,563,912
Stemline Therapeutics, Inc. (a)(d)	292,993	4,509,162
Sunesis Pharmaceuticals, Inc. (a)(d)	602,217	1,023,769
Synageva BioPharma Corp. (a)(d)	202,492	15,336,744
Synergy Pharmaceuticals, Inc. (a)(d)	165,684	568,296
Synta Pharmaceuticals Corp. (a)(d)	471,286	1,395,007
TESARO, Inc. (a)(d)	153,779	4,278,132
TG Therapeutics, Inc. (a)	100	1,099
Threshold Pharmaceuticals, Inc. (a)	27,204	79,708
Threshold Pharmaceuticals, Inc. warrants 3/16/16 (a)	35,146	31,301

	Shares	Value
Tokai Pharmaceuticals, Inc. (d)	91,000	$ 1,403,220
Ultragenyx Pharma, Inc.	327,960	15,417,400
uniQure B.V.	108,149	1,228,573
United Therapeutics Corp. (a)	142,294	18,636,245
Verastem, Inc. (a)	202,208	1,918,954
Versartis, Inc. (a)(d)	308,676	6,145,739
Vertex Pharmaceuticals, Inc. (a)	904,326	101,863,281
Vical, Inc. (a)	659,862	824,828
Vitae Pharmaceuticals, Inc.	273,482	3,620,902
Vital Therapies, Inc.	260,400	4,494,504
Xencor, Inc.	187,673	2,024,992
XOMA Corp. (a)	709,143	3,042,223
Zafgen, Inc. (d)	981,758	20,911,445
Zafgen, Inc.	129,125	2,475,326
		1,813,997,950
HEALTH CARE EQUIPMENT & SUPPLIES - 0.0%
Health Care Equipment - 0.0%
Alsius Corp. (a)	14,200	0
Ocular Therapeutix, Inc.	6,720	102,614
LIFE SCIENCES TOOLS & SERVICES - 0.0%
Life Sciences Tools & Services - 0.0%
ChromaDex, Inc. (a)	110,633	110,633
Transgenomic, Inc. (a)	13,500	43,200
Transgenomic, Inc. warrants 2/3/17 (a)	81,000	495
		154,328
PERSONAL PRODUCTS - 0.0%
Personal Products - 0.0%
MYOS Corp. (a)	6,666	79,725
PHARMACEUTICALS - 6.7%
Pharmaceuticals - 6.7%
AcelRx Pharmaceuticals, Inc. (a)(d)	52,410	347,478
Achaogen, Inc. (a)	141,215	1,499,703
Aradigm Corp. (a)	8,241	64,362
Aradigm Corp. (a)	545	4,251
Auris Medical Holding AG (a)	261,667	1,206,285
Avanir Pharmaceuticals, Inc. Class A (a)	1,637,599	21,190,531
Dermira, Inc.	296,888	4,563,169
Dermira, Inc.	162,931	2,253,825
Egalet Corp. (d)	255,032	1,915,290
Growthco AB Holdings LLC unit (e)(f)	225,035	3,199,998
GW Pharmaceuticals PLC ADR (a)	25,500	1,880,625
Horizon Pharma PLC (a)(d)	811,450	10,500,163
Horizon Pharma PLC warrants 9/25/17 (a)	55,250	486,727
Intra-Cellular Therapies, Inc. (a)(d)	225,154	3,489,887
Jazz Pharmaceuticals PLC (a)	196,031	33,097,874
Nektar Therapeutics (a)(d)	148,732	2,051,014
NeurogesX, Inc. (a)	150,000	540
Pacira Pharmaceuticals, Inc. (a)	152,160	14,123,491
Parnell Pharmaceuticals Holdings Ltd.	123,569	586,953
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - CONTINUED
Pharmaceuticals - continued
Relypsa, Inc.	86,530	$ 1,779,922
Repros Therapeutics, Inc. (a)(d)	568,883	3,606,718
Tetraphase Pharmaceuticals, Inc. (a)	254,562	6,084,032
TherapeuticsMD, Inc. (a)(d)	696,212	3,091,181
Theravance Biopharma, Inc. (a)(d)	10,509	192,315
Theravance, Inc. (d)	249,076	3,990,198
Zogenix, Inc. (a)	1,284,991	1,631,939
Zogenix, Inc. warrants 7/27/17 (a)	32,985	2,537
ZS Pharma, Inc. (d)	216,586	8,147,965
		130,988,973
TOTAL COMMON STOCKS (Cost $1,342,008,555)		1,945,323,590
Preferred Stocks - 0.3%

Convertible Preferred Stocks - 0.3%
BIOTECHNOLOGY - 0.1%
Biotechnology - 0.1%
Juno Therapeutics, Inc. Series B, 8.00% (f)	858,695	2,344,237
PHARMACEUTICALS - 0.2%
Pharmaceuticals - 0.2%
aTyr Pharma, Inc. 8.00% (a)(f)	282,494	714,427
Kolltan Pharmaceuticals, Inc. Series D (f)	1,610,391	1,610,391
Syros Pharmaceuticals, Inc. Series B, 6.00% (f)	163,994	515,942
		2,840,760
TOTAL CONVERTIBLE PREFERRED STOCKS		5,184,997
Nonconvertible Preferred Stocks - 0.0%
BIOTECHNOLOGY - 0.0%
Biotechnology - 0.0%
Moderna LLC Series D, 8.00% (f)	26,918	574,161
PHARMACEUTICALS - 0.0%
Pharmaceuticals - 0.0%
Equilibrate Asia Therapeutics Series D (a)(f)	299,320	4,885
Equilibrate Worldwide Therapeutics Series D (a)(f)	299,320	12,024

	Shares	Value
Neuropathic Worldwide Therapeutics Series D (a)(f)	299,320	$ 2,254
Oculus Worldwide Therapeutics Series D (a)(f)	299,320	3,756
Orchestrate U.S. Therapeutics, Inc. Series D (a)(f)	299,320	5,259
Orchestrate Worldwide Therapeutics Series D (a)(f)	299,320	9,393
		37,571
TOTAL NONCONVERTIBLE PREFERRED STOCKS		611,732
TOTAL PREFERRED STOCKS (Cost $5,796,729)		5,796,729
Money Market Funds - 8.2%

Fidelity Cash Central Fund, 0.11% (b)	13,228,796	13,228,796
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	146,412,055	146,412,055
TOTAL MONEY MARKET FUNDS (Cost $159,640,851)		159,640,851
TOTAL INVESTMENT PORTFOLIO - 107.7% (Cost $1,507,446,135)	2,110,761,170
NET OTHER ASSETS (LIABILITIES) - (7.7)%	(150,511,648)
NET ASSETS - 100%	$ 1,960,249,522
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,996,726 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
aTyr Pharma, Inc. 8.00%	4/8/13 - 5/17/13	$ 714,427
Equilibrate Asia Therapeutics Series D	5/17/13	$ 4,885
Equilibrate Worldwide Therapeutics Series D	5/17/13	$ 12,024
Growthco AB Holdings LLC unit	9/17/14	$ 3,199,998
Juno Therapeutics, Inc. Series B, 8.00%	8/1/14	$ 2,344,237
Kolltan Pharmaceuticals, Inc. Series D	3/13/14	$ 1,610,391
Moderna LLC Series D, 8.00%	11/6/13	$ 574,161
Neuropathic Worldwide Therapeutics Series D	5/17/13	$ 2,254
Oculus Worldwide Therapeutics Series D	5/17/13	$ 3,756
Orchestrate U.S. Therapeutics, Inc. Series D	5/17/13	$ 5,259
Orchestrate Worldwide Therapeutics Series D	5/17/13	$ 9,393
Syros Pharmaceuticals, Inc. Series B, 6.00%	10/9/14	$ 515,942
(g) Affiliated company.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,221
Fidelity Securities Lending Cash Central Fund	1,002,846
Total	$ 1,005,067
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aldeyra Therapeutics, Inc.	$ 993,513	$ -	$ -	$ -	$ 1,920,236
Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,945,323,590	$ 1,924,402,210	$ 17,721,382	$ 3,199,998
Preferred Stocks	5,796,729	-	-	5,796,729
Money Market Funds	159,640,851	159,640,851	-	-
Total Investments in Securities:	$ 2,110,761,170	$ 2,084,043,061	$ 17,721,382	$ 8,996,727
Income Tax Information

At October 31, 2014, the cost of investment securities for income tax purposes was $1,513,052,295. Net unrealized appreciation aggregated $597,708,875, of which $692,934,759 related to appreciated investment securities and $95,225,884 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Real Estate Fund

October 31, 2014

1.809102.111

ARE-QTLY-1214

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 96.9%
REITs - Apartments - 17.2%
American Campus Communities, Inc.	471,700	$ 18,523,659
AvalonBay Communities, Inc.	115,640	18,021,338
Equity Residential (SBI)	237,809	16,541,994
Essex Property Trust, Inc.	201,547	40,664,123
Mid-America Apartment Communities, Inc.	79,314	5,604,327
Post Properties, Inc.	346,100	19,360,834
UDR, Inc.	912,900	27,596,967
TOTAL REITS - APARTMENTS		146,313,242
REITs - Diversified - 6.9%
Cousins Properties, Inc.	130,900	1,703,009
Digital Realty Trust, Inc. (d)	490,500	33,839,595
Duke Realty LP	690,000	13,082,400
Vornado Realty Trust	88,583	9,698,067
TOTAL REITS - DIVERSIFIED		58,323,071
REITs - Health Care - 11.2%
HCP, Inc.	1,011,195	44,462,244
Health Care REIT, Inc.	154,569	10,991,402
Sabra Health Care REIT, Inc.	73,300	2,094,181
Senior Housing Properties Trust (SBI)	779,200	17,602,128
Ventas, Inc.	298,405	20,443,727
TOTAL REITS - HEALTH CARE		95,593,682
REITs - Hotels - 7.1%
Ashford Hospitality Prime, Inc.	307,400	5,327,242
Chatham Lodging Trust	148,600	3,807,132
FelCor Lodging Trust, Inc.	1,689,589	18,129,290
Host Hotels & Resorts, Inc.	452,034	10,536,913
LaSalle Hotel Properties (SBI)	398,600	15,629,106
Sunstone Hotel Investors, Inc.	446,800	6,840,508
TOTAL REITS - HOTELS		60,270,191
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Manufactured Homes - 1.8%
Equity Lifestyle Properties, Inc.	152,841	$ 7,504,493
Sun Communities, Inc.	138,322	8,018,526
TOTAL REITS - MANUFACTURED HOMES		15,523,019
REITs - Office Property - 17.5%
Alexandria Real Estate Equities, Inc.	377,733	31,351,839
Boston Properties, Inc.	395,647	50,148,257
New York (REIT), Inc.	298,700	3,351,414
Piedmont Office Realty Trust, Inc. Class A (d)	1,271,900	24,738,455
SL Green Realty Corp.	343,565	39,750,471
TOTAL REITS - OFFICE PROPERTY		149,340,436
REITs - Regional Malls - 15.3%
Simon Property Group, Inc.	584,950	104,828,888
Taubman Centers, Inc.	332,300	25,271,415
TOTAL REITS - REGIONAL MALLS		130,100,303
REITs - Shopping Centers - 8.6%
Acadia Realty Trust (SBI)	118,600	3,700,320
Cedar Shopping Centers, Inc.	918,875	6,321,860
Excel Trust, Inc.	210,325	2,734,225
Federal Realty Investment Trust (SBI)	223,102	29,404,844
Kite Realty Group Trust	513,532	13,295,343
Ramco-Gershenson Properties Trust (SBI)	96,200	1,681,576
Washington Prime Group, Inc.	916,875	16,164,506
TOTAL REITS - SHOPPING CENTERS		73,302,674
REITs - Storage - 6.5%
Extra Space Storage, Inc.	417,900	24,305,064
Public Storage	169,550	31,254,847
TOTAL REITS - STORAGE		55,559,911
REITs - Warehouse/Industrial - 4.8%
DCT Industrial Trust, Inc.	2,815,800	24,131,406
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Warehouse/Industrial - continued
Prologis, Inc.	297,377	$ 12,385,752
Terreno Realty Corp.	218,400	4,599,504
TOTAL REITS - WAREHOUSE/INDUSTRIAL		41,116,662
TOTAL REAL ESTATE INVESTMENT TRUSTS		825,443,191
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.0%
Real Estate Operating Companies - 2.0%
Forest City Enterprises, Inc. Class A (a)	807,667	16,872,164
TOTAL COMMON STOCKS (Cost $643,655,325)		842,315,355
Money Market Funds - 3.5%

Fidelity Cash Central Fund, 0.11% (b)	8,959,299	8,959,299
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	20,880,500	20,880,500
TOTAL MONEY MARKET FUNDS (Cost $29,839,799)		29,839,799
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $673,495,124)		872,155,154
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(20,341,649)
NET ASSETS - 100%		$ 851,813,505
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,598
Fidelity Securities Lending Cash Central Fund	20,345
Total	$ 22,943
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2014, the cost of investment securities for income tax purposes was $676,340,738. Net unrealized appreciation aggregated $195,814,416, of which $197,430,142 related to appreciated investment securities and $1,615,726 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Financial Services Fund

October 31, 2014

1.809094.111

AFFS-QTLY-1214

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
BANKS - 29.5%
Diversified Banks - 24.3%
Bank of America Corp.	561,856	$ 9,641,447
Citigroup, Inc.	165,865	8,878,753
JPMorgan Chase & Co.	156,931	9,491,187
PT Bank Rakyat Indonesia Tbk	925,000	847,666
U.S. Bancorp	182,608	7,779,101
Wells Fargo & Co.	126,848	6,734,360
		43,372,514
Regional Banks - 5.2%
CoBiz, Inc.	55,591	668,204
Fifth Third Bancorp	145,340	2,905,347
Popular, Inc. (a)	34,800	1,109,424
Prosperity Bancshares, Inc.	29,200	1,763,388
SunTrust Banks, Inc.	72,400	2,833,736
		9,280,099
TOTAL BANKS		52,652,613
CAPITAL MARKETS - 12.9%
Asset Management & Custody Banks - 9.7%
Affiliated Managers Group, Inc. (a)	8,054	1,609,109
Ameriprise Financial, Inc.	21,800	2,750,506
Artisan Partners Asset Management, Inc.	43,800	2,123,424
Franklin Resources, Inc.	36,750	2,043,668
Invesco Ltd.	109,138	4,416,815
Oaktree Capital Group LLC Class A	32,500	1,543,100
The Blackstone Group LP	98,165	2,956,730
		17,443,352
Diversified Capital Markets - 0.5%
Close Brothers Group PLC	36,200	847,790
Investment Banking & Brokerage - 2.7%
E*TRADE Financial Corp. (a)	90,900	2,027,070
FXCM, Inc. Class A (d)	46,400	763,744
Raymond James Financial, Inc.	36,000	2,020,680
		4,811,494
TOTAL CAPITAL MARKETS		23,102,636
CONSUMER FINANCE - 6.8%
Consumer Finance - 6.8%
Capital One Financial Corp.	91,338	7,560,046
Navient Corp.	126,615	2,504,445
Springleaf Holdings, Inc.	56,600	2,117,972
		12,182,463
DIVERSIFIED CONSUMER SERVICES - 1.1%
Specialized Consumer Services - 1.1%
H&R Block, Inc.	57,800	1,867,518

	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - 9.1%
Multi-Sector Holdings - 4.3%
Berkshire Hathaway, Inc. Class B (a)	54,419	$ 7,627,367
Specialized Finance - 4.8%
IntercontinentalExchange Group, Inc.	19,514	4,064,571
McGraw Hill Financial, Inc.	51,100	4,623,528
		8,688,099
TOTAL DIVERSIFIED FINANCIAL SERVICES		16,315,466
HEALTH CARE PROVIDERS & SERVICES - 0.7%
Health Care Facilities - 0.7%
Brookdale Senior Living, Inc. (a)	35,900	1,210,189
INSURANCE - 12.5%
Insurance Brokers - 2.7%
Arthur J. Gallagher & Co.	23,500	1,120,950
Brown & Brown, Inc.	36,300	1,156,518
Marsh & McLennan Companies, Inc.	47,300	2,571,701
		4,849,169
Life & Health Insurance - 4.6%
MetLife, Inc.	73,126	3,966,354
Prudential PLC	54,551	1,263,185
Torchmark Corp.	54,680	2,895,853
		8,125,392
Property & Casualty Insurance - 5.2%
Allstate Corp.	57,440	3,724,984
FNF Group	65,600	1,957,504
The Travelers Companies, Inc.	36,292	3,658,234
		9,340,722
TOTAL INSURANCE		22,315,283
INTERNET SOFTWARE & SERVICES - 1.1%
Internet Software & Services - 1.1%
eBay, Inc. (a)	35,800	1,879,500
IT SERVICES - 4.4%
Data Processing & Outsourced Services - 4.4%
EVERTEC, Inc.	65,534	1,487,622
Fiserv, Inc. (a)	36,466	2,533,658
The Western Union Co.	93,200	1,580,672
Visa, Inc. Class A	9,630	2,324,971
		7,926,923
REAL ESTATE INVESTMENT TRUSTS - 12.4%
Mortgage REITs - 4.6%
Altisource Residential Corp. Class B	78,400	1,820,448
Blackstone Mortgage Trust, Inc.	50,900	1,421,128
NorthStar Realty Finance Corp.	116,550	2,165,499
Redwood Trust, Inc. (d)	72,200	1,356,638
Starwood Property Trust, Inc.	60,600	1,367,136
		8,130,849
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
Office REITs - 0.6%
Boston Properties, Inc.	9,100	$ 1,153,425
Residential REITs - 1.3%
Essex Property Trust, Inc.	11,350	2,289,976
Retail REITs - 1.2%
Washington Prime Group, Inc.	116,069	2,046,296
Specialized REITs - 4.7%
American Tower Corp.	68,350	6,664,125
CBS Outdoor Americas, Inc.	58,100	1,767,983
		8,432,108
TOTAL REAL ESTATE INVESTMENT TRUSTS		22,052,654
REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.4%
Real Estate Services - 3.4%
CBRE Group, Inc. (a)	121,987	3,903,584
Realogy Holdings Corp. (a)	54,600	2,239,146
		6,142,730
THRIFTS & MORTGAGE FINANCE - 1.9%
Thrifts & Mortgage Finance - 1.9%
MGIC Investment Corp. (a)	50,000	446,000
Ocwen Financial Corp. (a)	109,250	2,573,930
Radian Group, Inc.	19,600	330,260
		3,350,190
TRADING COMPANIES & DISTRIBUTORS - 0.6%
Trading Companies & Distributors - 0.6%
AerCap Holdings NV (a)	25,800	1,118,172
TOTAL COMMON STOCKS (Cost $147,125,035)		172,116,337
Money Market Funds - 4.5%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	6,400,544	$ 6,400,544
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	1,525,600	1,525,600
TOTAL MONEY MARKET FUNDS (Cost $7,926,144)		7,926,144
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $155,051,179)		180,042,481
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(1,568,078)
NET ASSETS - 100%		$ 178,474,403
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,483
Fidelity Securities Lending Cash Central Fund	2,504
Total	$ 3,987
Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 172,116,337	$ 170,005,486	$ 2,110,851	$ -
Money Market Funds	7,926,144	7,926,144	-	-
Total Investments in Securities:	$ 180,042,481	$ 177,931,630	$ 2,110,851	$ -
Income Tax Information

At October 31, 2014, the cost of investment securities for income tax purposes was $155,911,311. Net unrealized appreciation aggregated $24,131,170, of which $26,280,920 related to appreciated investment securities and $2,149,750 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VII

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	December 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	December 30, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 30, 2014